AMERICAN
     GENERAL
     LIFE COMPANIES
2727 ALLEN PARKWAY (WT3-02), HOUSTON, TEXAS 77019     PAULETTA P. COHN
                                                      ASSOCIATE GENERAL COUNSEL
                                                      Direct Line (713) 831-8471
                                                      FAX  (713) 831-5492
                                                      E-mail: pcohn@aglife.com


                                  May 3, 1999


BY EDGAR
--------

U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549


               RE:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                        SEPARATE ACCOUNT D ("REGISTRANT")
                    PRODUCT: WM STRATEGIC ASSET MANAGER VARIABLE ANNUITY FILE NOS: 333-25549 AND 811-02441
                    CIK NO. 0000089031
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Dear Ladies and Gentlemen:

     I am writing this letter as Associate General Counsel of American General Life Companies and counsel to American General Life Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

U.S. Securities and Exchange Commission
May 3, 1999
Page 2


     (2) the Amendment, which is designated as Post-Effective Amendment No. 2 under the 1933 Act and as Amendment No. 75 under the Investment Company Act of 1940, was filed electronically on April 23, 1999.


     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-8471.


                                    Very truly yours,



                                    /s/ PAULETTA P. COHN
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